NOTE 21. Schedule of Account Payable, related parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable, Related Parties	$ 57,586	$ 2,228
Ruituo
Accounts Payable, Related Parties	45,025	2,228
Beiguo Auto
Accounts Payable, Related Parties	3,116	0
Xinji Beiguo Mall
Accounts Payable, Related Parties	$ 9,446	$ 0